Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share	Earnings per shareBasic net result per share is calculated by dividing the net result attributable to shareholders by the weighted average number of shares issued and outstanding during the interim periods presented, excluding any shares held as treasury shares. Diluted net result per share additionally takes into account the potential conversion of all dilutive potential ordinary shares.

for the six months ended June 30	2023	2022
Weighted average number of shares used in computing basic earnings per share	32,694,617	32,409,491
Weighted average number of shares used in computing diluted earnings per share	32,694,617	33,176,481

At June 30, 2023, there were no dilutive shares for the six month period (June 30, 2022: 766,990).

for the three months ended June 30	2023	2022
Weighted average number of shares used in computing basic earnings per share	32,830,804	32,502,323
Weighted average number of shares used in computing diluted earnings per share	32,830,804	32,502,323
There were no dilutive shares for the three month periods ended June 30, 2023 and June 30, 2022.